Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2022
Financial assets measured at fair value through other comprehensive income.
Schedule of financial assets at fair value through other comprehensive income

	As at December 31,
	2021	2022
	RMB’000	RMB’000

Loans and advances to customers	1,103,460	1,608,402
Equity securities (Note a)	3,204	3,204
Debt securities	16,334	442,935
	1,122,998	2,054,541

Less: Non-current financial asset measured at fair value through other comprehensive income	(640,501)	(821,110)
	482,497	1,233,431
(a)

On August 4, 2016, the Group acquired 5% equity interest in Fujian Exchange Settlement Centre Co., Ltd. (福建交易場所清算中心股份有限公司) at a consideration of RMB5,000,000. The fair value change of the equity interest was recognized in other comprehensive income.